Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Basic Earnings Per Common Share
Net income attributable to bank shareholders		$ 8,709	$ 7,318
Dividends on preferred shares and distributions on other equity instruments		(436)	(386)
Net income available to common shareholders		$ 8,273	$ 6,932
Weighted-average number of common shares outstanding		721,926,000	727,738,000
Basic earnings per common share		$ 11.46	$ 9.52
Diluted Earnings Per Common Share
Net income available to common shareholders		$ 8,273	$ 6,932
Weighted-average number of common shares outstanding		721,926,000	727,738,000
Dilutive impact of stock options
Stock options potentially exercisable	[1]	5,897,000	3,556,000
Common shares potentially repurchased	[1]	(4,556,000)	(2,759,000)
Weighted-average number of diluted common shares outstanding		723,267,000	728,535,000
Diluted earnings per common share		$ 11.44	$ 9.51

[1]	The dilutive effect of stock options was calculated using the treasury stock method. In computing diluted earnings per common share, we excluded average stock options outstanding of 477,101 with a weighted-average exercise price of $150.96 for the year ended October 31, 2025 (3,220,995 with a weighted-average exercise price of $130.33 for the year ended October 31, 2024), as the average share price in each of the two years did not exceed the exercise price.